Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Debt [Line Items]
Current debt:	$ 9,931	$ 9,001
Short-term debt	845	1,026
Long-term debt due within 1 year	9,086	7,975
Non-current debt	71,610	74,794
Total	81,541	83,795
Debt (excluding lease liabilities)
Disclosure Of Debt [Line Items]
Current debt:	5,288	4,620
Short-term debt	845	1,026
Long-term debt due within 1 year	4,443	3,594
Non-current debt	48,544	51,532
Total	53,832	56,152
Lease liabilities
Disclosure Of Debt [Line Items]
Current debt:	4,643	4,381
Short-term debt
Long-term debt due within 1 year	4,643	4,381
Non-current debt	23,066	23,262
Total	$ 27,709	$ 27,643